Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 17,839,652	$ 14,169,895
Less: accumulated depreciation	(9,792,037)	(8,814,898)
Property, plant and equipment, net	8,047,615	5,354,997
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	3,029,053	2,913,471
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	10,139,959	9,631,702
Transportation vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	1,116,564	1,013,593
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	636,193	611,129
Construction in progress (“CIP”) [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 2,917,883